ETFMG Travel Tech ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.4%
Australia - 11.5%
Hotels, Restaurants & Leisure - 7.6% (d)
Corporate Travel Management, Ltd.	524,525	$5,260,428
Webjet, Ltd. (a)	1,358,569	5,716,396
Total Hotels, Restaurants & Leisure		10,976,824
Software - 3.9%
SiteMinder, Ltd. (a)	2,736,382	5,663,728
Total Australia		16,640,552

Brazil - 0.7%
Hotels, Restaurants & Leisure - 0.7% (d)
CVC Brasil Operadora e Agencia de Viagens SA (a)	1,269,088	1,079,257

Cayman Islands - 9.9%
Hotels, Restaurants & Leisure - 9.9% (d)
Tongcheng Travel Holdings, Ltd. (a)	2,850,472	6,858,268
Trip.com Group, Ltd. - ADR (a)	183,292	6,305,245
Yatra Online, Inc. (a)	463,491	1,117,013
Total Hotels, Restaurants & Leisure		14,280,526

China - 4.2%
IT Services - 4.2%
TravelSky Technology, Ltd.	2,890,649	6,110,565

Japan - 8.7%
Hotels, Restaurants & Leisure - 6.2% (d)
Adventure, Inc.	53,292	3,768,285
Airtrip Corp.	133,003	2,474,804
Open Door, Inc. (a)	196,851	2,659,378
Total Hotels, Restaurants & Leisure		8,902,467
Internet & Direct Marketing Retail - 2.5%
Temairazu, Inc.	49,574	1,888,678
Veltra Corp. (a)	379,382	1,705,542
Total Internet & Direct Marketing Retail		3,594,220
Total Japan		12,496,687

Mauritius - 3.8%
Hotels, Restaurants & Leisure - 3.8% (d)
MakeMyTrip, Ltd. (a)	196,155	5,407,993

Netherlands - 2.8%
Interactive Media & Services - 2.8%
Trivago NV - ADR (a)	2,948,843	3,980,938

Republic of Korea - 2.5%
Hotels, Restaurants & Leisure - 2.5% (d)
Hana Tour Service, Inc. (a)	74,682	3,573,160

Spain - 6.5%
Hotels, Restaurants & Leisure - 2.2% (d)
eDreams ODIEGO SA (a)	749,258	3,168,059
IT Services - 4.3%
Amadeus IT Group SA (a)	120,376	6,255,960
Total Spain		9,424,019

United Kingdom - 8.7%
Hotels, Restaurants & Leisure - 5.5% (d)
On the Beach Group PLC (a)(f)	1,976,251	3,736,709
Trainline PLC (a)(f)	1,257,703	4,175,314
Total Hotels, Restaurants & Leisure		7,912,023
Software - 3.2%
accesso Technology Group PLC (a)	464,939	4,654,112
Total United Kingdom		12,566,135

United States - 36.4%
Airlines - 1.9%
Blade Air Mobility, Inc. - Class A (a)	788,613	2,823,235
Hotels, Restaurants & Leisure - 18.8% (d)
Airbnb, Inc. - Class A (a)	64,893	5,548,351
Booking Holdings, Inc. (a)	3,190	6,428,743
Expedia Group, Inc. (a)	55,144	4,830,614
Global Business Travel Group (a)(b)	1,134,271	7,656,330
Mondee Holdings, Inc. (a)(b)	260,856	2,634,646
Total Hotels, Restaurants & Leisure		27,098,684
Interactive Media & Services - 3.5%
TripAdvisor, Inc. (a)(b)	283,292	5,093,590
IT Services - 4.2%
Sabre Corp. (a)(b)	971,963	6,006,731
Road & Rail - 8.0%
Lyft, Inc. - Class A (a)	521,561	5,747,601
Uber Technologies, Inc. (a)	231,887	5,734,566
Total Road & Rail		11,482,167
Total United States		52,504,407

Virgin Islands (UK) - 2.7%
Hotels, Restaurants & Leisure - 2.7% (d)
Despegar.com Corp. (a)	753,938	3,867,702
TOTAL COMMON STOCKS (Cost $218,703,377)		141,931,941

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 5.7%
ETFMG Sit Ultra Short ETF (e)	25,000	1,208,500
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (c)	6,999,229	6,999,229
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $8,242,692)		8,207,729

SHORT-TERM INVESTMENTS - 2.1%
First American Government Obligations Fund - Class X, 4.08% (c)	3,022,921	3,022,921
TOTAL SHORT-TERM INVESTMENTS (Cost $3,022,921)		3,022,921

Total Investments (Cost $229,968,990) - 106.2%		153,162,591
Liabilities in Excess of Other Assets - (6.2)%		(8,879,942)
TOTAL NET ASSETS - 100.0%		$144,282,649

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of December 31, 2022, the Fund had a significant portion of its assets in the Hotels, Restaurants & Leisure Industry.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended December 31, 2022 is set forth below.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transitions exempt from registration to qualified institutional investors. At December 31, 2022, the market value of these securities total $7,912,023, which represents 5.5% of total net assets.

Security Name	Value at September 30, 2022	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2022	Ending Shares
ETFMG Sit Ultra Short ETF	$ 1,201,875	$ -	$ -	$ -	$ 6,625	$ -	$ 1,208,500	25,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, SILX, AWYX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2022, SILJ held three fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

AWAY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$141,931,941	$-	$-	$141,931,941
Short-Term Investments	3,022,921	-	-	3,022,921
ETFMG Sit Ultra Short ETF**	1,208,500	-	-	1,208,500
Investments Purchased with Securities Lending Collateral*	-	-	-	6,999,229
Total Investments in Securities	$146,163,362	$-	$-	$153,162,591

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.